S000107974 [Member] Performance Management - William Blair Emerging Income ETF	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE:
Performance Narrative [Text Block]	It is currently contemplated that before the Fund commences operations, the Predecessor Fund, William Blair Emerging Markets Debt Fund, a series of William Blair Funds, will transfer its assets and liabilities to the Fund in a tax-free reorganization (the “Reorganization”). The Fund and the Predecessor Fund have identical investment objectives and fundamental investment policies, as well as substantially similar investment strategies. However, ETFs, such as the Fund, are structurally different from mutual funds, such as the Predecessor Fund, in several important aspects, including the ability for ETF shareholders to trade shares intraday on an exchange at market prices, the full daily transparency of the ETF’s portfolio holdings and the potential for increased tax efficiency.
The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Because the Fund has different fees and expenses than the Predecessor Fund, the Fund would also have had different performance results. Additionally, if the Predecessor Fund had operated as an ETF, its performance may have differed.
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Class I shares of the Predecessor Fund. The bar chart shows the Predecessor Fund’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. Updated performance information for the Predecessor Fund is available at im.williamblair.com or by calling 1-800-742-7272. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Class I shares of the Predecessor Fund. The bar chart shows the Predecessor Fund’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart below provides an illustration of how the Predecessor Fund’s Class I shares’ performance has varied in each of the calendar years since the Predecessor Fund commenced operations.
Bar Chart [Heading]	Annual Total Returns.
Bar Chart Closing [Text Block]	Highest Quarterly Return 10.05% (4Q23) Lowest Quarterly Return (13.36)% (2Q22)
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Narrative
The following table presents the Predecessor Fund’s Class I shares’ annual returns and long-term performance (before and after taxes), along with the change in value of relevant market indexes for various periods ended December 31, 2025. These indexes include the Bloomberg Global Aggregate Index and JPMorgan EMBI Global Diversified.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Market Index Changed	The following table presents the Predecessor Fund’s Class I shares’ annual returns and long-term performance (before and after taxes), along with the change in value of relevant market indexes for various periods ended December 31, 2025. These indexes include the Bloomberg Global Aggregate Index and JPMorgan EMBI Global Diversified.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Availability Website Address [Text]	williamblair.com
Performance Availability Phone [Text]	1-800-742-7272
William Blair Emerging Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest QuarterlyReturn
Highest Quarterly Return	10.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest QuarterlyReturn
Lowest Quarterly Return	(13.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022